Shareholder Fees - FidelityActiveEquityETFs-ComboPRO	Nov. 29, 2024 USD ($)
FidelityActiveEquityETFs-ComboPRO | Fidelity Fundamental Small-Mid Cap ETF
Shareholder Fees:
(fees paid directly from your investment)	none